Fair Value Measurements and Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Fair Value on a Recurring Basis
The following table presents the Company’s financial assets and liabilities accounted for at fair value on a recurring basis as of December 31, 2022 by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Liabilities:
Public warrants	$10,282	$—	$—	$10,282
Private placement warrants	—	8,610	—	8,610
Contingent liabilities from acquisitions	—	—	1,579	1,579
Liability classified warrants (a)	—	—	182	182

(a)	Included in other current liabilities on the balance sheet
The following table presents the Company’s financial assets and liabilities accounted for at fair value on a recurring basis as of December 31, 2021 by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent liabilities from acquisitions	$—	$—	$5,104	$5,104
Liability classified warrants	—	—	1,021	1,021
Embedded redemption features on Convertible Notes	—	—	4,228	4,228
Embedded redemption features on Promissory Note	—	—	28,058	28,058
Embedded redemption features on 8090 FV Note	—	—	2,400	2,400

Summary of Changes in Fair Value of Level 3 Liabilities
The following table summarizes changes in fair value of the Company’s level 3 liabilities during the periods presented:

	Contingent Liabilities from Acquisitions	Liability Classified Warrants	Embedded Redemption Features on Convertible Notes	Embedded Redemption Features on Promissory Note	Embedded Redemption Features on 8090 FV Note
Balance at December 31, 2020	$276	$330	$10,805	$19,607	$—
Derivative liabilities at issuance date	—	—	5,972	—	2,400
Contingent considerations and compensation at acquisition date	4,820	—	—	—	—
Settlement	(426)	—	—	—	—
Change in fair value included in the determination of net loss (a)	434	691	(12,549)	8,451	—

Balance at December 31, 2021	5,104	1,021	4,228	28,058	2,400
Liability classified warrants at issuance date	—	436	—	—	—
Contingent consideration at acquisition date	400	—	—	—	—
Contingent compensation recognized	1,273	—	—	—	—
Change in fair value included in the determination of net loss (a)	(2,121)	(115)	(2,097)	3,923	1,264
Earned contingent consideration settled	(531)	—	—	—	—
Cash contingent compensation earned and subsequently settled	(1,567)	—	—	—	—
Unearned contingent compensation reversal	(979)	—	—	—	—
Extinguishment and/or settlement upon conversion	—	(1,160)	(2,131)	(31,981)	(3,664)

Balance at December 31, 2022	$1,579	$182	$—	$—	$—

(a)	The change in contingent liabilities from acquisitions is recorded as transaction costs on the consolidated statements of operations and comprehensive loss.

Acquisitions
Summary of Inputs and Assumptions
The following inputs and assumptions were used to value contingent liabilities from acquisitions as of December 31, 2022:

Curate
Risk premium	12.00%
Risk free rate	4.65%
Revenue volatility	25.00%
Expected life (years)	1.2

Private Placement Warrants
Summary of Inputs and Assumptions	. The following table presents the assumptions used to determine the fair value of the private placement warrants at July 29,2022:

July 29, 2022
Valuation date share price	$8.43
Risk-free interest rate	2.7%
Expected volatility	40.0%
Expected dividends	0.0%
Expected term (years)	5.00
Fair value (in dollars)	$2.66

Last Out Lender Warrants
Summary of Inputs and Assumptions
The Last Out Lender Warrants are classified as Level 3 in the fair value hierarchy. The fair value of the Last Out Lender Warrants (see Note 9, Debt) is calculated using the Black-Scholes calculation with the following inputs:

December 31, 2022
Common stock fair value	$6.33
Time to maturity (years)	2.5
Risk-free interest rate	4.30%
Volatility	50.0%
Exercise price	$8.56